Note K - Notes Payable - 10-K (Detail) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 27, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 02, 2011	Dec. 31, 2010	Apr. 30, 2011	Dec. 31, 2011 Directors and Officers Liability [Member]	Dec. 03, 2010 VRMI II [Member] VRM I and VRM II [Member]	Dec. 03, 2010 VRM I and VRM II [Member]
Term Of Loan Receivable								12 years	12 years
Annual Interest Rate on Insurance Policy									3.20%
Down Payment	$ 82,000
Number of Monthly Payments	9
General Insurance Expense	28,000	73,000	73,000	219,000	230,000	304,000		316,000
Notes Payable		74,000		74,000		25,000		1,324,000		25,000
Balance per consolidated balance sheets (in Dollars) (in Dollars)		27,140,000		27,140,000		31,777,000					1,300,000	1,600,000
Interest Rate on Notes Payable							9.00%
Interest Expense		$ 2,000	$ 60,000	$ 2,000	$ 178,000	$ 206,000	$ 107,000	$ 965,000